Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Exchange Rates (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Exchange Rates [Line Items]
Foreign currency			6.7285
Profits/Loss [Member]
Schedule of Exchange Rates [Line Items]
Foreign currency	7.1957	7.0732
Balance Sheet [Member]
Schedule of Exchange Rates [Line Items]
Foreign currency	7.2993	7.0971